Annual Total Returns - Fidelity ZERO Large Cap Index Fund [BarChart] - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-06 - Fidelity ZERO Large Cap Index Fund
Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 13, 2018
Fidelity ZERO Large Cap Index Fund
Bar Chart Table:
Annual Return 2019	31.79%
Annual Return 2020	21.12%